Voya Index Solution 2065 Portfolio Average Annual Total Returns - Class ADV I S S2 Shares [Member]			12 Months Ended	60 Months Ended	65 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			20.20%	9.61%	11.96%
Performance Inception Date		Jul. 29, 2020
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	13.52%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	(0.33%)
Class ADV | S&P Target Date 2065+ Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.17%	10.43%	12.64%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			20.82%	10.17%	12.51%
Performance Inception Date		Jul. 29, 2020
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	13.52%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	(0.33%)
Class I | S&P Target Date 2065+ Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.17%	10.43%	12.64%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			20.57%	9.89%	12.24%
Performance Inception Date		Jul. 29, 2020
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	13.52%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	(0.33%)
Class S | S&P Target Date 2065+ Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.17%	10.43%	12.64%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			20.33%	9.73%	12.06%
Performance Inception Date		Jul. 29, 2020
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.34%	11.19%	13.52%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.30%	(0.36%)	(0.33%)
Class S2 | S&P Target Date 2065+ Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.17%	10.43%	12.64%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.